Financial instruments - Fair values of listed and non-listed equity investments (Details) € in Thousands	12 Months Ended
	Dec. 31, 2021 EUR (€) item	Dec. 31, 2020 EUR (€) item
Financial instruments
Amount of gains transferred from OCI to retained earnings	€ 33,948	€ 11,385
Financial assets	5,991,693	5,287,266
Equity investments
Financial instruments
Financial assets	€ 244,479	€ 248,650
Listed equity investments
Financial instruments
Number of equity investments | item	0	1
Non-listed equity investments
Financial instruments
Number of equity investments | item	12	12
FVOCI - Assets
Financial instruments
Financial assets	€ 396,673	€ 354,865
FVOCI - Assets | Equity investments
Financial instruments
Financial assets	69,595	56,911
FVOCI - Assets | Listed equity investments
Financial instruments
Financial assets		11,911
FVOCI - Assets | Non-listed equity investments
Financial instruments
Financial assets	€ 69,595	€ 45,000